Annual Total Returns- Janus Henderson Global Value Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Global Value Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.70%	11.69%	21.06%	5.36%	(2.08%)	3.13%	18.84%	(6.79%)	18.14%	1.24%